Financial instruments risks - Summary of Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Closing	5.90%	0.77%
Minimum	0.17%	0.11%
Maximum	5.90%	0.77%
Average	2.86%	0.44%